Commercial Paper and Long-Term Debt (Summary of Location and Fair Value of Fair Value Hedges) (Details) (Interest Rate Swap Contracts, USD $) In Millions	Dec. 31, 2010
Other liabilities
Fair value	$ 104
Other Assets
Notional amount	5,725
Fair value	$ 46